Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	As of March 31,
	2022	2023
	RMB	RMB
Advance from customers	16,607	17,087
Accrued payroll	10,220	11,910
VAT payable	1,484	7,292
Refund liabilities	1	1
Product warranty	50	50
Other payables	15,786	18,432
Total	44,148	54,772